Trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Trade and other payables [abstract]
Trade payables	$ 1,893	$ 1,694
Accrued payables	3,040	1,795
Total trade and other payables	$ 4,933	$ 3,489